Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Prepayments - related parties
Prepayments - related parties	$ 65,847	$ 64,908
Due to related parties
Due to related parties	117,259	115,588
Nanjing Guosheng Huaxing [Member]
Prepayments - related parties
Prepayments - related parties	65,847	64,908
Jinan Zhongshi Huiyun [Member]
Prepayments - related parties
Prepayments - related parties
Accounts payable - related parties
Accounts payable - related parties	198,301
Related Party [Member]
Accounts payable - related parties
Accounts payable - related parties	198,301
Beijing Guosheng Huaxing [Member]
Due to related parties
Due to related parties	67,005	49,538
Beijing Zhongshi Huiyun [Member]
Due to related parties
Due to related parties	$ 50,254	$ 66,050